Commitments and Contingencies - Schedule of Commitments for Lease Ancillary Services Fees (Details) - Ancillary Services Fees [Member] $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Commitments for Lease Ancillary Services Fees [Line Items]
2025	$ 297
2026	31
2027	5
Total	$ 333